Understanding our Financial Statements and the Impact to the Common Shareholder (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Understanding Our Financial Statements And Impact To Common Shareholder
Schedule of Segment Reporting Information, by Segment

(in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Operating income (loss)*
Ben Liquidity	$(821)	$2,905	$(6,838)	$2,391
Ben Custody	2,292	4,329	5,420	5,616
Corporate & Other	(9,555)	(16,426)	(83,102)	27,665
Gain on liability resolution	—	23,462	—	23,462
Income tax expense (allocable to Ben and BCH equity holders)	(43)	—	(43)	(28)
Net loss attributable to noncontrolling interests - Ben	9,191	3,067	25,175	10,254
Noncontrolling interest guaranteed payment	(4,693)	(4,423)	(9,317)	(8,779)
Net income (loss) attributable to common shareholders	$(3,629)	$12,914	$(68,705)	$60,581

*	Includes amounts eliminated in consolidation.

	Year Ended March 31,
(in thousands)	2025	2024
Operating income (loss)*
Ben Liquidity	$(12,802)	$(1,810,964)
Ben Custody	13,288	(588,811)
Corporate & Other	10,243	(210,169)
Loss on extinguishment of debt, net (intersegment elimination)	—	(3,940)
Gain on liability resolution	23,462	—
Income tax expense (allocable to Ben and BCH equity holders)	(80)	(121)
Net loss attributable to noncontrolling interests - Ben	34,875	535,157
Noncontrolling interest guaranteed payment	(17,824)	(16,793)
Net income (loss) attributable to common shareholders	$51,162	$(2,095,641)

*	Includes amounts eliminated in consolidation.